KAR Small-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—93.6%
Communication Services—10.9%
Autohome, Inc. ADR	1,172,700	$88,539
Rightmove plc	11,399,000	77,119
		165,658

Consumer Discretionary—8.7%
Acushnet Holdings Corp.	1,523,361	52,998
Pool Corp.	291,990	79,383
		132,381

Consumer Staples—1.9%
PriceSmart, Inc.	487,680	29,422
Energy—1.6%
Dril-Quip, Inc.(1)	799,140	23,806
Financials—22.3%
Artisan Partners Asset Management, Inc. Class A	891,600	28,977
FactSet Research Systems, Inc.	176,940	58,119
First Hawaiian, Inc.	3,561,808	61,406
MarketAxess Holdings, Inc.	83,360	41,757
Moelis & Co. Class A	1,199,440	37,374
Primerica, Inc.	629,912	73,448
RLI Corp.	449,203	36,880
		337,961

Health Care—2.9%
Atrion Corp.	48,880	31,137
CorVel Corp.(1)	169,959	12,048
		43,185

Industrials—27.3%
Donaldson Co., Inc.	482,200	22,432
EMCOR Group, Inc.	625,648	41,380
Graco, Inc.	1,185,110	56,873
Old Dominion Freight Line, Inc.	275,554	46,731
RBC Bearings, Inc.(1)	247,448	33,168
Simpson Manufacturing Co., Inc.	670,779	56,587
Teledyne Technologies, Inc.(1)	332,500	103,391
Toro Co. (The)	803,701	53,318
		413,880

Information Technology—16.7%
Aspen Technology, Inc.(1)	603,600	62,539
	Shares	Value

Information Technology—continued
CDW Corp.	766,600	$89,064
Jack Henry & Associates, Inc.	221,300	40,726
Manhattan Associates, Inc.(1)	646,720	60,921
		253,250

Materials—1.3%
AptarGroup, Inc.	182,012	20,382
Total Common Stocks (Identified Cost $962,452)		1,419,925

Total Long-Term Investments—93.6% (Identified Cost $962,452)		1,419,925

Short-Term Investment—3.6%
Money Market Mutual Fund—3.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(2)	54,695,165	54,695
Total Short-Term Investment (Identified Cost $54,695)		54,695

TOTAL INVESTMENTS—97.2% (Identified Cost $1,017,147)		$1,474,620
Other assets and liabilities, net—2.8%		42,843
NET ASSETS—100.0%		$1,517,463

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	89%
China	6
United Kingdom	5
Total	100%
† % of total investments as of June 30, 2020.
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,419,925	$1,419,925
Money Market Mutual Fund	54,695	54,695
Total Investments	$1,474,620	$1,474,620
See Notes to Schedule of Investments

KAR Small-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Schedule of Investments

KAR SMALL-CAP CORE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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